Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jun. 01, 2020
WisdomTree Interest Rate Hedged High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Interest Rate Hedged High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund’s shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide long exposure to the performance of selected issuers in the U.S. non-investment-grade corporate bond (“junk bonds”) market that are deemed to have favorable fundamental and income characteristics while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”).

The Index is comprised of long and short positions. The long positions of the Index (the “Long Basket”) intends to replicate the WisdomTree U.S. High Yield Corporate Bond Index. The Index employs a multi-step process, which screens based on fundamentals to identify bonds with favorable characteristics and then tilts to those individual securities which offer favorable income characteristics. The goal is to improve the risk-adjusted performance of traditional market capitalization-weighted approaches of high-yield corporate bond indices.

The Long Basket of the Index is comprised of corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, bonds must meet the following criteria: (i) pay fixed-rate coupons; (ii) have at least $500 million in par amount outstanding; (iii) have a remaining maturity of at least one year; and (iv) rated non-investment grade by Moody’s or Standard & Poor’s. In addition, the issuer cannot have defaulted or be in distress. For the purposes of the Index, bonds issued under Regulation S are excluded from eligibility. All bonds are denominated in U.S. dollars.

The Long Basket of the Index utilizes a “screen and tilt” rules-based approach to isolate bonds that have favorable fundamentals and tilts to those bonds with favorable income and valuation characteristics. Once the Index universe is defined from the eligibility criteria, individual bonds are assigned a factor score against their broad sector peers (e.g., industrials, financials, utilities, consumer and energy) based on rules-based fundamental metrics distinguishing cash flow characteristics and discards the securities with poor cash flow performance. Remaining bonds are ranked within each sector based on liquidity scores and then screened so that the bonds receiving the lowest 5% of liquidity scores in each sector are removed from the Index. Each remaining bond is then assigned an income tilt score based on its probability of default relative to the other remaining bonds in its sector. Income tilt scores are then used to determine a bond’s weight in the Index, with bonds receiving higher income tilt scores being more heavily weighted. Issuer exposure is capped at 2%, with excess exposure distributed to the remaining bonds on a pro-rata basis.

The short positions of the Index (the “Short Basket”) holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the Long Basket, with a targeted total duration exposure of approximately zero years (e.g., if the average duration of bonds in the Long Basket is approximately two years, the Short Basket will seek an average duration of approximately two years among its short holdings of U.S. Treasuries, with an aggregate targeted Index duration of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. The Fund may also short U.S. Treasuries.

The Index weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rates across the yield curve. The Long Basket and Short Basket of the Index are rebalanced on a monthly basis so that the dollar amount of the Long Basket’s bond positions is approximately equivalent to the dollar amount of the short exposure achieved within the Short Basket.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

		To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”
  Hedging Risk. The Index seeks to mitigate the potential negative impact of using U.S. Treasury rates on the performance of bonds in the long portfolio of the Index. The Index’s short positions in U.S. Treasuries, as well as the Fund’s holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (i.e., credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long bond positions. The Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate profile between the long and short exposures of the Index and Fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between the Fund’s intended and actual sensitivity to interest rates, which could impact performance. There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in the Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.
  High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. Because the issuers of junk bonds may be in uncertain financial health, the prices of their debt securities could be more vulnerable to bad economic news, or even the expectation of bad news than investment grade debt securities. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
  Cyber Security Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.
  Derivatives Risk. The Fund invests in derivatives, including as a substitute to gain short exposure to U.S. Treasuries. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of futures contracts. With respect to futures contracts and short exposure through futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the securities and the prices of futures contracts and short exposure through futures contracts; and (3) no guarantee that an active market will exist for the futures contracts and short exposure through futures contracts at any particular time. In addition, while the Fund may short securities such as U.S. Treasuries, the Fund’s anticipated short exposure through derivative instruments may lead to less correlation with the Index.
  Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
  Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
  Interest Rate Risk. Interest rate risk with respect to the Fund is the risk that fixed income securities and short exposure to fixed income securities will decline in value because of decreases in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
  Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.
  Short Sales Risk. The Fund will engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into short positions in U.S. Treasuries as well as a short derivative position through futures contracts on U.S. Treasuries. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position arises from the increase in value of the security sold short and is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, the Fund may not be able to fully or partially implement its short selling strategy.
  U.S. Treasury Exposure Risk. The methodology used to select U.S. Treasuries for the Index (or U.S. Treasuries or U.S. Treasury futures, in the case of the Fund) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.
  Yield Curve Risk. The Index and Fund will have short exposure to U.S. Treasuries with different maturity dates and weightings. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance, including Fund losses. The methodology of the Index and the investment approach of the Fund seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

		The Fund’s objective, strategies and index changed effective June 1, 2020. Prior to June 1, 2020, Fund performance reflects the Fund’s former investment objective and strategies, which tracked the performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return as of March 31, 2020 was (13.59)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	5.48%	2Q/2016
Lowest Return	(4.95)%	4Q/2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2019
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund's objective changed effective June 1, 2020. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index. As of June 1, 2020, the Fund's objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index, which is new and does not have any performance information during the periods that are shown in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
WisdomTree Interest Rate Hedged High Yield Bond Fund | WisdomTree Interest Rate Hedged High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	$ 542
2014	rr_AnnualReturn2014	(0.47%)
2015	rr_AnnualReturn2015	(5.32%)
2016	rr_AnnualReturn2016	14.17%
2017	rr_AnnualReturn2017	6.44%
2018	rr_AnnualReturn2018	(0.72%)
2019	rr_AnnualReturn2019	8.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.95%)
1 Year	rr_AverageAnnualReturnYear01	8.47%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	4.38%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2013	[1],[2]
WisdomTree Interest Rate Hedged High Yield Bond Fund | Return After Taxes on Distributions | WisdomTree Interest Rate Hedged High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.08%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.19%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2013	[2]
WisdomTree Interest Rate Hedged High Yield Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | WisdomTree Interest Rate Hedged High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.35%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2013	[2]
WisdomTree Interest Rate Hedged High Yield Bond Fund | ICE BofA ML 0-5 Year U.S. HY Constrained, Zero Duration Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.25%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2013	[2]

[1]	Based on NAV
[2]	The Fund’s objective changed effective June 1, 2020. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index. As of June 1, 2020, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index, which is new and does not have any performance information during the periods that are shown in the table.